Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Gross Amount	$ 594,502	$ 701,341
Accumulated Amortization	(585,921)	(564,520)
Net Amount	8,581	136,821
Patents and Trademarks [Member]
Gross Amount	47,375	154,214
Accumulated Amortization	(47,375)	(56,128)
Net Amount	$ 0	$ 98,086
Weighted Average Amortization Period (years)	0 years	5 years
Software Development [Member]
Gross Amount	$ 547,127	$ 547,127
Accumulated Amortization	(538,546)	(508,392)
Net Amount	$ 8,581	$ 38,735
Weighted Average Amortization Period (years)	7 months 6 days	1 year